Receivables (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Receivables	$ 440,930	$ 1,190,689
Trade receivable
Disclosure of detailed information about financial instruments [line items]
Receivables	14,986	209,869
GST receivable
Disclosure of detailed information about financial instruments [line items]
Receivables	47,428	278,182
SR&ED tax credits receivable
Disclosure of detailed information about financial instruments [line items]
Receivables	249,111	675,000
Other receivable
Disclosure of detailed information about financial instruments [line items]
Receivables	$ 129,405	$ 27,638